As filed with the Securities and Exchange Commission on October 15, 2020

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,414	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,414	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 29, 2020, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,414 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 29, 2020, the effectiveness of the registration statement for the iShares Cloud and Digital Infrastructure Exposure ETF (the “Fund”), filed in Post-Effective Amendment No.  2,023 on December 21, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,057	March 5, 2019	April 4, 2019
2,077	April 3, 2019	May 3, 2019
2,102	May 2, 2019	May 29, 2019
2,123	May 28, 2019	June 26, 2019
2,139	June 25, 2019	June 28, 2019
2,141	June 27, 2019	July 26, 2019
2,151	July 25, 2019	August 23, 2019
2,167	August 22, 2019	September 20, 2019
2,181	September 19, 2019	October 18, 2019
2,194	October 17, 2019	November 15, 2019
2,216	November 14, 2019	December 13, 2019
2,232	December 12, 2019	January 10, 2020
2,251	January 9, 2020	February 7, 2020
2,270	February 6, 2020	March 6, 2020
2,314	March 5, 2020	April 3, 2020
2,332	April 2, 2020	May 1, 2020
2,342	April 30, 2020	May 29, 2020
2,351	May 28, 2020	June 26, 2020
2,369	June 25, 2020	July 24, 2020
2,386	July 23, 2020	August 21, 2020
2,394	August 20, 2020	September 18, 2020
2,405	September 17, 2020	October 16, 2020

This Post-Effective Amendment No. 2,414 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,414 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of October, 2020.

iSHARES TRUST

By:
Armando Senra*
President

Date: October 15, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,414 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: October 15, 2020

John E. Martinez*
Trustee

Date: October 15, 2020

Cecilia H. Herbert*
Trustee

Date: October 15, 2020

John E. Kerrigan*
Trustee

Date: October 15, 2020

Robert S. Kapito*
Trustee

Date: October 15, 2020

Madhav V. Rajan*
Trustee

Date: October 15, 2020

Jane D. Carlin*
Trustee

Date: October 15, 2020

Drew E. Lawton*
Trustee

Date: October 15, 2020

Richard L. Fagnani*
Trustee

Date: October 15, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: October 15, 2020

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: October 15, 2020

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.